Post balance sheet events (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2027
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed, per share	£ 0.049
Dividends, proposed	£ 439
Announcing or commencing implementation of major restructuring | Forecast | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Estimated annual gross cost savings from new operating model during implementation period		£ 175
Announcing or commencing implementation of major restructuring | Forecast | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Estimated annual gross cost savings from new operating model during implementation period		£ 200